INVESTMENTS - Equity Accounting Method Investment Continuity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of joint ventures [line items]
Investments, beginning balance	$ 4,594
Equity pick-up from equity investees	258	$ 446
Investments, ending balance	3,983	4,594
Joint ventures
Disclosure of joint ventures [line items]
Investments, beginning balance	4,594	4,670
Equity pick-up from equity investees	258	446
Dividends received from equity investees	(869)	(520)
Shareholder loan repayment		(2)
Investments, ending balance	3,983	4,594
Kibali [Member]
Disclosure of joint ventures [line items]
Investments, beginning balance	3,267	3,279
Equity pick-up from equity investees	86	219
Dividends received from equity investees	(694)	(231)
Shareholder loan repayment		0
Investments, ending balance	$ 2,659	3,267
Proportion of ownership interest in associate	45.00%
Jabal Sayid [Member]
Disclosure of joint ventures [line items]
Investments, beginning balance	$ 382	369
Equity pick-up from equity investees	124	159
Dividends received from equity investees	(124)	(146)
Shareholder loan repayment		0
Investments, ending balance	382	382
Zaldivar [Member]
Disclosure of joint ventures [line items]
Investments, beginning balance	893	967
Equity pick-up from equity investees	47	68
Dividends received from equity investees	(50)	(142)
Shareholder loan repayment		0
Investments, ending balance	890	893
Other
Disclosure of joint ventures [line items]
Investments, beginning balance	52	55
Equity pick-up from equity investees	1	0
Dividends received from equity investees	(1)	(1)
Shareholder loan repayment		(2)
Investments, ending balance	$ 52	$ 52